Western Asset High Yield Fund

Schedule of investments (unaudited)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes - 82.0%
Communication Services - 17.7%
Diversified Telecommunication Services - 2.1%
CenturyLink Inc., Senior Secured Notes	4.000%	2/15/27	380,000	$382,812	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	420,000	431,681	(a)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	740,000	637,943
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	850,000	873,022	(a)
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	770,000	796,449
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,430,000	1,530,086	(a)
Total Diversified Telecommunication Services				4,651,993
Entertainment - 1.9%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	870,000	836,831	(a)
Netflix Inc., Senior Notes	4.375%	11/15/26	57,000	59,796
Netflix Inc., Senior Notes	6.375%	5/15/29	980,000	1,124,011
Netflix Inc., Senior Notes	5.375%	11/15/29	710,000	773,226	(a)
Netflix Inc., Senior Notes	4.875%	6/15/30	720,000	760,068	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	760,000	755,288	(a)
Total Entertainment				4,309,220
Interactive Media & Services - 0.7%
Match Group Inc., Senior Notes	6.375%	6/1/24	350,000	362,875
Match Group Inc., Senior Notes	5.000%	12/15/27	490,000	508,545	(a)
Twitter Inc., Senior Notes	3.875%	12/15/27	590,000	604,012	(a)
Total Interactive Media & Services				1,475,432
Media - 8.4%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	520,000	591,500	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,510,000	2,636,880	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	220,000	240,159	(a)
AMC Entertainment Holdings Inc., Senior Notes	6.125%	5/15/27	440,000	348,720
American Media LLC, Secured Notes	10.500%	12/31/26	940,000	1,022,130	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/23	1,140,000	1,155,715	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	190,000	197,895	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,320,000	$1,374,846	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,670,000	1,691,919	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	230,000	295,996
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,110,000	1,140,875
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,440,000	2,626,440
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	680,000	677,858	(a)
Sirius XM Radio Inc., Senior Notes	4.625%	7/15/24	270,000	278,919	(a)
TEGNA Inc., Senior Notes	5.000%	9/15/29	480,000	474,600	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	440,000	603,347
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	620,000	586,532	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	410,000	416,540	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	400,000	412,556	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	2,200,000	2,261,930	(a)
Total Media				19,035,357
Wireless Telecommunication Services - 4.6%
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	200,000	205,297	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	504,000	553,934	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,750,000	1,936,856	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,845,000	3,956,399
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	715,000	818,189
Sprint Corp., Senior Notes	7.250%	9/15/21	130,000	138,212
Sprint Corp., Senior Notes	7.875%	9/15/23	1,890,000	2,163,266
Sprint Corp., Senior Notes	7.625%	2/15/25	420,000	488,250
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	75,000	79,099
Total Wireless Telecommunication Services				10,339,502
Total Communication Services				39,811,504

See Notes to Schedule of Investments.

Western Asset High Yield Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Discretionary - 13.3%
Auto Components - 0.5%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	187,000	$188,344
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	149,000	143,762
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	931,000	895,646
Total Auto Components				1,227,752
Diversified Consumer Services - 3.2%
AMN Healthcare Inc., Senior Notes	4.625%	10/1/27	190,000	192,916	(a)
Carriage Services Inc., Senior Notes	6.625%	6/1/26	770,000	795,593	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	740,000	811,893	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	6.250%	1/15/28	1,110,000	1,072,260	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	30,000	31,113	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	1,690,000	1,743,360	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	270,000	275,625
Service Corp. International, Senior Notes	7.500%	4/1/27	387,000	473,242
Service Corp. International, Senior Notes	5.125%	6/1/29	490,000	530,719
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	1,172,000	1,225,226	(a)
Total Diversified Consumer Services				7,151,947
Hotels, Restaurants & Leisure - 3.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	647,000	648,964	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	910,000	905,996	(a)
Boyne USA Inc., Secured Notes	7.250%	5/1/25	270,000	289,687	(a)
Brinker International Inc., Senior Notes	5.000%	10/1/24	350,000	366,070	(a)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	600,000	604,020	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	50,000	50,333
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	460,000	471,201
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	440,000	441,560	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure - continued
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	1,090,000	$1,081,373	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	350,000	325,119	(a)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	410,000	397,310	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	542,000	558,485	(a)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	280,000	275,216	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	820,000	730,333	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,030,000	921,180	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	320,000	314,400	(a)
Total Hotels, Restaurants & Leisure				8,381,247
Household Durables - 2.4%
Century Communities Inc., Senior Notes	5.875%	7/15/25	1,190,000	1,247,019
Installed Building Products Inc., Senior Notes	5.750%	2/1/28	480,000	516,793	(a)
Lennar Corp., Senior Notes	5.875%	11/15/24	310,000	339,331
Lennar Corp., Senior Notes	4.750%	11/29/27	1,180,000	1,316,408
Taylor Morrison Communities Inc., Senior Notes	6.000%	9/1/23	400,000	414,420	(a)
Taylor Morrison Communities Inc., Senior Notes	5.875%	1/31/25	430,000	442,096	(a)
TopBuild Corp., Senior Notes	5.625%	5/1/26	980,000	1,021,990	(a)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	8,000	8,010
Total Household Durables				5,306,067
Specialty Retail - 2.1%
L Brands Inc., Senior Notes	5.250%	2/1/28	1,590,000	1,546,235
L Brands Inc., Senior Notes	7.500%	6/15/29	140,000	149,009
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	360,000	300,762	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	780,000	460,200	(a)
PetSmart Inc., Senior Notes	8.875%	6/1/25	310,000	309,225	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	780,000	792,156
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	870,000	899,002	(a)
ServiceMaster Co. LLC, Senior Notes	7.450%	8/15/27	165,000	189,395
Total Specialty Retail				4,645,984

See Notes to Schedule of Investments.

Western Asset High Yield Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Textiles, Apparel & Luxury Goods - 1.4%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	200,000	$209,417	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,640,000	1,720,934	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	780,000	804,504
William Carter Co., Senior Notes	5.625%	3/15/27	400,000	426,499	(a)
Total Textiles, Apparel & Luxury Goods				3,161,354
Total Consumer Discretionary				29,874,351
Consumer Staples - 1.7%
Beverages - 0.4%
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	870,000	892,111	(a)
Food Products - 1.0%
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	1,280,000	1,330,432	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	220,000	228,393	(a)
Simmons Foods Inc., Secured Notes	5.750%	11/1/24	660,000	658,076	(a)
Total Food Products				2,216,901
Household Products - 0.3%
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	330,000	339,763
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	230,000	236,323
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	250,000	258,869	(a)
Total Household Products				834,955
Total Consumer Staples				3,943,967
Energy - 8.8%
Energy Equipment & Services - 0.7%
Precision Drilling Corp., Senior Notes	7.125%	1/15/26	780,000	722,161	(a)
Transocean Guardian Ltd., Senior Secured Notes	5.875%	1/15/24	375,750	372,966	(a)
Transocean Inc., Senior Notes	7.250%	11/1/25	100,000	82,999	(a)
Transocean Inc., Senior Notes	8.000%	2/1/27	260,000	216,125	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	400,000	219,040
Total Energy Equipment & Services				1,613,291
Oil, Gas & Consumable Fuels - 8.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,250,000	1,145,025	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,170,000	997,832	(a)
Callon Petroleum Co., Senior Notes	8.250%	7/15/25	250,000	223,229
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	150,000	104,565
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	860,000	636,499	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	210,000	215,446	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	840,000	$884,885	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	220,000	218,311	(a)
Extraction Oil & Gas Inc., Senior Notes	7.375%	5/15/24	710,000	246,430	(a)
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	1,310,000	462,230	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	500,000	431,457
MEG Energy Corp., Senior Notes	7.000%	3/31/24	270,000	256,388	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,360,000	1,286,247	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	840,000	615,040
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	450,000	489,923	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	230,000	302,777	(a)
Northern Oil and Gas Inc., Secured Notes (8.500% Cash & 1.000% PIK)	8.500%	5/15/23	275,132	277,195	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,081,000	840,477
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	480,000	451,200	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	470,000	570,932
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	169,388
Range Resources Corp., Senior Notes	5.000%	3/15/23	680,000	494,489
Range Resources Corp., Senior Notes	9.250%	2/1/26	260,000	176,846	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	634,502	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	450,000	462,135	(a)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,030,000	857,465	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	490,000	483,525
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	560,000	577,905
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	400,000	410,740

See Notes to Schedule of Investments.

Western Asset High Yield Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	130,000		$136,013
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	180,000		194,625
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	500,000		498,906	(a)
TransMontaigne Partners LP/TLP Finance Corp., Senior Notes	6.125%	2/15/26	230,000		228,195
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	250,000		254,538	(a)
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	600,000		220,515
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000		444,149
WPX Energy Inc., Senior Notes	8.250%	8/1/23	770,000		860,795
WPX Energy Inc., Senior Notes	4.500%	1/15/30	430,000		411,059
Total Oil, Gas & Consumable Fuels					18,171,878
Total Energy					19,785,169
Financials - 9.4%
Banks - 3.2%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	350,000		380,910	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 12/15/20 then EUR 5 year Swap Rate + 6.750%)	8.000%	12/15/20	520,000	EUR	600,604	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	460,000		505,745	(c)(d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,220,000		1,383,384	(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	340,000		385,286	(a)(c)(d)
CIT Group Inc., Senior Notes	5.250%	3/7/25	140,000		153,942
CIT Group Inc., Subordinated Notes	6.125%	3/9/28	200,000		240,570
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	500,000		591,693	(a)(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	690,000		725,139	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Banks - continued
Lions Gate Capital Holdings LLC, Senior Notes	5.875%	11/1/24	1,030,000	$999,218	(a)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	450,000	518,053
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	590,000	685,914	(a)(d)
Total Banks				7,170,458
Capital Markets - 1.0%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	641,751	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	200,000	221,139	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	226,830	(a)(c)(d)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	540,000	556,262
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	570,000	608,273	(a)(c)(d)
Total Capital Markets				2,254,255
Consumer Finance - 1.2%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	430,000	597,442
Ally Financial Inc., Subordinated Notes	5.750%	11/20/25	750,000	844,365
FirstCash Inc., Senior Notes	5.375%	6/1/24	640,000	656,266	(a)
Navient Corp., Senior Notes	5.875%	10/25/24	520,000	534,305
Navient Corp., Senior Notes	5.000%	3/15/27	50,000	48,485
Total Consumer Finance				2,680,863
Diversified Financial Services - 2.7%
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	620,000	609,925	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,290,000	1,355,305	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services - continued
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	790,000	$517,778	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,040,000	1,085,931	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,310,000	2,281,125	(a)(b)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	260,000	272,075	(a)
Total Diversified Financial Services				6,122,139
Insurance - 0.3%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	650,000	723,118	(a)
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	550,000	523,188	(a)
Thrifts & Mortgage Finance - 0.8%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	390,000	400,399	(a)
Quicken Loans Inc., Senior Notes	5.250%	1/15/28	1,260,000	1,306,649	(a)
Total Thrifts & Mortgage Finance				1,707,048
Total Financials				21,181,069
Health Care - 8.7%
Health Care Equipment & Supplies - 0.1%
Immucor Inc., Senior Notes	11.125%	2/15/22	300,000	297,843	(a)
Health Care Providers & Services - 5.1%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	270,000	258,637	(a)
Centene Corp., Senior Notes	5.375%	6/1/26	960,000	1,010,112	(a)
Centene Corp., Senior Notes	4.250%	12/15/27	360,000	371,034	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	830,000	889,635	(a)
Centene Corp., Senior Notes	3.375%	2/15/30	260,000	260,325	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.625%	2/15/25	700,000	715,750	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	920,000	951,808	(a)
DaVita Inc., Senior Notes	5.000%	5/1/25	300,000	305,051
HCA Inc., Senior Notes	7.690%	6/15/25	800,000	962,332
HCA Inc., Senior Notes	5.625%	9/1/28	1,541,000	1,749,389
HCA Inc., Senior Notes	7.500%	11/15/95	100,000	124,344
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	510,000	504,747	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services - continued
Polaris Intermediate Corp., Senior Notes (8.500% PIK)	8.500%	12/1/22	620,000	$528,608	(a)(b)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	800,000	806,000	(a)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	470,000	503,476	(a)
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	1,240,000	1,335,089
US Renal Care Inc., Senior Notes	10.625%	7/15/27	100,000	101,535	(a)
Total Health Care Providers & Services				11,377,872
Pharmaceuticals - 3.5%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,915,000	2,143,211	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	845,000	942,986	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	600,000	594,750	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	540,000	535,950	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	500,000	515,832	(a)
HLF Financing Sarl LLC/Herbalife International Inc., Senior Notes	7.250%	8/15/26	500,000	505,625	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	770,000	815,064	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	500,000	480,990
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	250,000	233,229
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	200,000	203,417
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	880,000	927,595	(a)
Total Pharmaceuticals				7,898,649
Total Health Care				19,574,364
Industrials - 7.2%
Aerospace & Defense - 0.6%
BWX Technologies Inc., Senior Notes	5.375%	7/15/26	460,000	482,840	(a)
Signature Aviation US Holdings Inc., Senior Notes	5.375%	5/1/26	760,000	777,235	(a)
Total Aerospace & Defense				1,260,075

See Notes to Schedule of Investments.

Western Asset High Yield Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Air Freight & Logistics - 0.9%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	940,000	$971,228
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	1,050,000	1,076,024	(a)
Total Air Freight & Logistics				2,047,252
Airlines - 0.3%
Continental Airlines Pass-Through Trust	8.388%	11/1/20	132	143
United Airlines Pass-Through Trust	5.375%	8/15/21	24,738	25,762
United Airlines Pass-Through Trust	4.750%	4/11/22	560,275	583,040
Total Airlines				608,945
Building Products - 0.5%
Builders FirstSource Inc., Senior Notes	5.000%	3/1/30	220,000	220,518	(a)
Standard Industries Inc., Senior Notes	6.000%	10/15/25	260,000	272,347	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	650,000	669,385	(a)
Total Building Products				1,162,250
Commercial Services & Supplies - 3.7%
ADT Security Corp., Senior Secured Notes	4.125%	6/15/23	660,000	672,926
Covanta Holding Corp., Senior Notes	5.875%	7/1/25	720,000	740,099
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	710,000	730,413	(a)
GFL Environmental Inc., Senior Notes	7.000%	6/1/26	400,000	421,639	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	1,620,000	1,757,295	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	170,000	176,375	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	180,000	181,908
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	600,000	628,515
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	980,000	1,007,587
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,480,000	1,559,698
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	440,000	430,178	(a)
Total Commercial Services & Supplies				8,306,633
Machinery - 0.7%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	570,000	577,809	(a)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	420,000	414,924	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	659,000	670,485
Total Machinery				1,663,218

See Notes to Schedule of Investments.

Western Asset High Yield Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Marine - 0.4%
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,150,000	$770,213	(a)
Trading Companies & Distributors - 0.1%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	400,000	310,634	(a)
Total Industrials				16,129,220
Information Technology - 2.8%
Communications Equipment - 0.7%
CommScope Inc., Senior Notes	8.250%	3/1/27	950,000	956,507	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	390,000	366,600	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	190,000	172,411	(a)
Total Communications Equipment				1,495,518
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	670,000	724,840	(a)
Software - 1.5%
ACI Worldwide Inc., Senior Notes	5.750%	8/15/26	150,000	160,260	(a)
CDK Global Inc., Senior Notes	5.875%	6/15/26	1,080,000	1,132,002
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	450,000	462,375	(a)
j2 Cloud Services LLC/j2 Cloud Co-Obligor Inc., Senior Notes	6.000%	7/15/25	680,000	710,318	(a)
Open Text Corp., Senior Notes	3.875%	2/15/28	300,000	296,902	(a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	490,000	488,469	(a)
RingCentral Inc., Class A Shares	0.000%	3/1/25	60,000	59,438	*(a)
Total Software				3,309,764
Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	240,000	241,728	(a)
Western Digital Corp., Senior Notes	4.750%	2/15/26	540,000	558,562
Total Technology Hardware, Storage & Peripherals				800,290
Total Information Technology				6,330,412
Materials - 7.6%
Chemicals - 0.9%
FXI Holdings Inc., Senior Secured Notes	7.875%	11/1/24	570,000	537,219	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	630,000	614,660
Valvoline Inc., Senior Notes	5.500%	7/15/24	910,000	948,220
Total Chemicals				2,100,099

See Notes to Schedule of Investments.

Western Asset High Yield Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Construction Materials - 0.4%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	310,000	$315,554	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	6.500%	3/15/27	460,000	492,360	(a)
Total Construction Materials				807,914
Containers & Packaging - 2.5%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	650,000	655,297	(a)(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,380,000	1,442,100	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	10,000	10,375	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	630,000	650,475	(a)
Flex Acquisition Co. Inc., Senior Notes	7.875%	7/15/26	920,000	935,937	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,000,000	1,077,450	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	180,000	208,413
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	340,000	360,322	(a)
Trivium Packaging Finance BV, Senior Secured Notes	5.500%	8/15/26	200,000	207,625	(a)
Total Containers & Packaging				5,547,994
Metals & Mining - 3.4%
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,420,000	1,351,961	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	1,000,000	938,150	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	140,000	142,042
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,290,000	3,199,854
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	390,000	377,650	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,150,000	876,047	(a)
Teck Resources Ltd., Senior Notes	5.200%	3/1/42	860,000	859,379
Total Metals & Mining				7,745,083
Paper & Forest Products - 0.4%
Mercer International Inc., Senior Notes	7.375%	1/15/25	400,000	403,916
Mercer International Inc., Senior Notes	5.500%	1/15/26	580,000	548,520
Total Paper & Forest Products				952,436
Total Materials				17,153,526

See Notes to Schedule of Investments.

Western Asset High Yield Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate - 4.2%
Equity Real Estate Investment Trusts (REITs) - 3.0%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	280,000	$288,488
CoreCivic Inc., Senior Notes	4.625%	5/1/23	300,000	301,410
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	600,000	625,749
ESH Hospitality Inc., Senior Notes	4.625%	10/1/27	860,000	836,909	(a)
GEO Group Inc., Senior Notes	6.000%	4/15/26	2,000,000	1,815,050
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	5.625%	5/1/24	850,000	921,897
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	760,000	801,325
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.125%	8/15/30	1,130,000	1,133,531	(a)
Total Equity Real Estate Investment Trusts (REITs)				6,724,359
Real Estate Management & Development - 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,280,000	1,288,793	(a)
Forestar Group Inc., Senior Notes	8.000%	4/15/24	770,000	836,732	(a)
Forestar Group Inc., Senior Notes	5.000%	3/1/28	690,000	679,219	(a)
Total Real Estate Management & Development				2,804,744
Total Real Estate				9,529,103
Utilities - 0.6%
Electric Utilities - 0.6%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	410,000	414,623	(a)
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	400,000	356,929	(a)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	470,000	451,222	(a)
Total Electric Utilities				1,222,774
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy Inc., Senior Notes	7.250%	5/15/26	30,000	31,857
Total Utilities				1,254,631
Total Corporate Bonds & Notes (Cost - $181,695,523)				184,567,316

See Notes to Schedule of Investments.

Western Asset High Yield Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans - 7.6%
Communication Services - 1.2%
Entertainment - 0.7%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	7.231%	2/10/27	310,000	$306,125	(d)(e)(f)
AMC Entertainment Holdings Inc., Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.610%	4/22/26	538,643	525,850	(d)(e)(f)
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	3.603%	10/7/24	809,205	805,159	(d)(e)(f)
Total Entertainment				1,637,134
Media - 0.5%
Diamond Sports Group LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	4.880%	8/24/26	89,775	89,101	(d)(e)(f)
iHeartCommunications Inc., New Term Loan (3 mo. USD LIBOR + 3.000%)	4.655%	5/1/26	437,666	434,384	(d)(e)(f)
Terrier Media Buyer Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	6.148%	12/17/26	630,000	625,669	(d)(e)(f)
Total Media				1,149,154
Total Communication Services				2,786,288
Consumer Discretionary - 1.0%
Auto Components - 0.3%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	5.103%	4/30/26	578,550	571,318	(d)(e)(f)
Hotels, Restaurants & Leisure - 0.3% Mohegan Tribal Gaming Authority, Term Loan B (1 mo. USD LIBOR + 4.000%)	5.603%	10/13/23	740,000	721,130	(d)(e)(f)
Specialty Retail - 0.4%
Michaels Stores Inc., 2018 New Replacement Term Loan B	—	1/30/23	250,000	228,438	(g)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	7.629%	6/19/26	764,434	760,612	(d)(e)(f)
Total Specialty Retail				989,050
Total Consumer Discretionary				2,281,498
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.928%	6/24/24	650,000	594,208	(d)(e)(f)
Permian Production Partners LLC, Initial Term Loan (3 mo. USD LIBOR + 6.000%)	6.250%	5/20/24	494,000	190,190	(d)(e)(f)(h)
Total Energy				784,398
Financials - 0.5%
Diversified Financial Services - 0.2%
Jane Street Group LLC, Dollar Term Loan	4.603-4.613%	1/31/25	397,985	395,995	(d)(e)(f)(h)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.3%
Acrisure LLC, 2020 Term Loan B (3 mo. USD LIBOR + 3.500%)	5.207%	2/15/27	560,000	$553,700	(d)(e)(f)
AmeriLife Holdings LLC, First Lien Delayed Draw Term Loan	—	3/18/27	19,318	19,222	(g)(h)
AmeriLife Holdings LLC, First Lien Initial Term Loan	—	3/18/27	150,682	149,928	(g)(h)
Total Insurance				722,850
TOTAL FINANCIALS				1,118,845
HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 0.2%
Immucor Inc., Term Loan B3 (3 mo. USD LIBOR + 5.000%)	6.945%	6/15/21	373,210	372,044	(d)(e)(f)
Health Care Providers & Services - 1.8%
Eyecare Partners LLC	—	2/18/27	410,000	405,388	(g)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	107,838	106,759	(g)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	5.418%	2/18/27	462,162	457,541	(d)(e)(f)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	5.353%	11/17/25	254,424	253,788	(d)(e)(f)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.103%	8/6/26	750,000	751,250	(d)(e)(f)
Radnet Management Inc., First Lien Term Loan B1	5.350-7.250%	6/30/23	748,312	746,441	(d)(e)(f)(h)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	6.625%	6/26/26	1,316,700	1,302,984	(d)(e)(f)
Total Health Care Providers & Services				4,024,151
Health Care Technology - 0.1%
AthenaHealth Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.158%	2/11/26	317,600	316,012	(d)(e)(f)
TOTAL HEALTH CARE				4,712,207
INDUSTRIALS - 1.2%
Building Products - 0.3%
Ply Gem Midco Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.408%	4/12/25	561,450	545,308	(d)(e)(f)(h)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.9%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	5.853%	7/10/26	942,725	$937,226	(d)(e)(f)
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.000%)	5.762%	1/31/27	380,000	381,425	(d)(e)(f)
Garda World Security Corp., First Lien Term Loan B (3 mo. USD LIBOR +4.750%)	6.390%	10/23/26	758,498	755,653	(d)(e)(f)(g)
Total Commercial Services & Supplies				2,074,304
Construction & Engineering - 0.0%
Rockwood Service Corp., Initial Term
Loan	—	1/23/27	50,000	50,188	(g)(h)
TOTAL INDUSTRIALS				2,669,800
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.3%
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	5.853%	11/29/25	786,030	752,203	(d)(e)(f)
IT Services - 0.4%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	5.353%	9/30/24	795,970	792,985	(d)(e)(f)
Software - 0.1%
Castle US Holding Corp., Initial Dollar Term Loan	—	1/29/27	250,000	243,906	(g)
TOTAL INFORMATION TECHNOLOGY				1,789,094
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Corecivic Inc., Term Loan (1 mo. USD LIBOR + 4.500%)	6.110%	12/12/24	540,000	534,150	(d)(e)(f)
UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	9.603%	2/7/23	393,535	395,995	(b)(d)(e)(f)
TOTAL SENIOR LOANS (COST - $17,475,584)				17,072,275
ASSET-BACKED SECURITIES - 4.7%
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	7.241%	8/5/27	500,000	477,150	(a)(d)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	7.445%	11/20/28	350,000	326,550	(a)(d)
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	7.019%	7/18/27	250,000	221,050	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - CONTINUED
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	9.485%	8/20/32	350,000	$340,060	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.519%	7/20/31	500,000	500,050	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	7.819%	4/20/29	600,000	571,440	(a)(d)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	4.981%	10/15/26	360,000	356,688	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	7.236%	4/17/30	250,000	224,225	(a)(d)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	7.469%	7/20/28	750,000	735,302	(a)(d)
CVP CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	4.469%	1/20/31	250,000	235,725	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	4.331%	4/15/31	350,000	332,465	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	6.781%	4/15/31	250,000	222,275	(a)(d)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	5.786%	4/17/30	370,000	370,111	(a)(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	9.607%	1/20/33	600,000	601,380	(a)(d)
Jackson Mill CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.800%)	4.631%	4/15/27	600,000	588,240	(a)(d)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	7.319%	10/20/28	350,000	314,265	(a)(d)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	7.019%	10/20/27	250,000	238,125	(a)(d)
Octagon Investment Partners XXIII Ltd., 2015-1A ER (3 mo. USD LIBOR +5.750%)	7.581%	7/15/27	340,000	330,684	(a)(d)
OZLM XIX Ltd., 2017-19A C (3 mo. USD LIBOR + 3.100%)	4.931%	11/22/30	800,000	778,720	(a)(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	5.178%	6/22/30	590,000	554,423	(a)(d)
Sound Point CLO III-R Ltd., 2013-2RA E (3 mo. USD LIBOR + 6.000%)	7.831%	4/15/29	500,000	408,450	(a)(d)
THL Credit Wind River CLO Ltd., 2016-1A ER (3 mo. USD LIBOR +5.550%)	7.381%	7/15/28	750,000	695,625	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - CONTINUED
Treman Park CLO Ltd., 2015-1A ERR (3 mo. USD LIBOR + 5.500%)	7.319%	10/20/28	500,000	$479,850	(a)(d)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	4.651%	4/15/27	350,000	334,565	(a)(d)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	7.571%	4/15/27	350,000	293,545	(a)(d)
TOTAL ASSET-BACKED SECURITIES (Cost - $10,948,108)				10,530,963

	SHARES
COMMON STOCKS - 0.7%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares	6	0	*(h)(i)(j)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares	81,754	19,049	*(h)(i)
ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)	54,577	53,062	*(h)(i)
KCAD Holdings I Ltd.	424,046,710	0	*(h)(i)(j)
Total Energy Equipment & Services		53,062
Oil, Gas & Consumable Fuels - 0.7%
Berry Petroleum Corp.	230,726	1,469,724
Montage Resources Corp.	38,435	134,138	*
MWO Holdings LLC	621	48,786	*(h)(i)
Total Oil, Gas & Consumable Fuels		1,652,648
TOTAL ENERGY		1,705,710
TOTAL COMMON STOCKS (COST - $12,374,726)		1,724,759

	RATE	MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 0.6%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Vonage Holdings Corp., Senior Notes	1.750%	6/1/24	120,000	114,556	(a)
Entertainment - 0.0%
Live Nation Entertainment Inc., Senior Notes	2.000%	2/15/25	110,000	108,645	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 0.2%
DISH Network Corp., Senior Notes	2.375%	3/15/24	410,000	$382,702
DISH Network Corp., Senior Notes	3.375%	8/15/26	110,000	106,481
Total Media				489,183
TOTAL COMMUNICATION SERVICES				712,384
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	240,000	176,354
FINANCIALS - 0.0%
Banks - 0.0%
BofA Finance LLC, Senior Notes	0.125%	9/1/22	110,000	112,613
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	450,000	446,355
TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,468,556)				1,447,706
SOVEREIGN BONDS - 0.4%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	160,000	80,064
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	240,000	112,275
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	250,000	109,065
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	330,000	140,666
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	450,000	202,500	(k)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	680,000	263,500	(k)
TOTAL SOVEREIGN BONDS (Cost - $2,019,348)				908,070

			SHARES
PREFERRED STOCKS - 0.2%
FINANCIALS - 0.1%
Capital Markets - 0.1%
B. Riley Financial Inc.	6.875%		9,200	227,700

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	SHARES	VALUE
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy Inc.	5.279%	3,750	$170,481
TOTAL PREFERRED STOCKS (Cost - $412,787)			398,181

	EXPIRATION COUNTERPARTY	DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%
OTC PURCHASED OPTIONS - 0.0%
iShares iBoxx High Yield Corporate Bond ETF, Call @ $88.50 (Cost — $35,222)	BNP Paribas SA	3/20/20	801	80,050	8,590
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $226,429,854)					216,657,860

	RATE	SHARES
SHORT-TERM INVESTMENTS - 3.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $7,858,181)	1.510%	7,858,181	7,858,181	(l)
TOTAL INVESTMENTS - 99.7% (Cost - $234,288,035)			224,516,041
Other Assets in Excess of Liabilities - 0.3%			624,390
TOTAL NET ASSETS - 100.0%			$225,140,431

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	All or a portion of this loan is unfunded as of February 29, 2020. The interest rate for fully unfunded term loans is to be determined.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(j)	Value is less than $1.

(k)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(l)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At February 29, 2020, the total market value of investments in Affiliated Companies was $7,858,181 and the cost was $7,858,181 (Note 2).

Abbreviations used in this schedule:

CLO	— Collateralized Loan Obligation
ETF	— Exchange-Traded Fund
EUR	— Euro
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

OTC WRITTEN OPTIONS

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
iShares iBoxx High Yield Corporate Bond ETF, Put (Premiums received -$20,813)	BNP Paribas SA	3/20/20	$86.00	801	$80,050	$(91,230)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Abbreviation used in this schedule:

ETF	— Exchange-Traded Fund

At February 29, 2020, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Buy:
U.S. Treasury 5-Year Notes	205	6/20	$24,729,081	$25,163,750	$434,669
Contracts to Sell:
U.S. Treasury 10-Year Notes	74	6/20	9,694,304	9,971,500	(277,196)
U.S. Treasury Long-Term Bonds	14	6/20	2,309,235	2,383,500	(74,265)
					(351,461)
Net unrealized appreciation on open futures contracts					$83,208

At February 29, 2020, the Fund had the following open forward foreign currency contract:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION
USD	178,606	EUR	160,000	BNP Paribas SA	4/17/20	$1,435
USD	359,493	EUR	322,000	BNP Paribas SA	4/17/20	2,936
USD	21,866	EUR	19,550	Citibank N.A.	4/17/20	218
USD	87,649	EUR	78,450	Goldman Sachs Group Inc.	4/17/20	780
Total						$5,369

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

At February 29, 2020, the Fund had the following open swap contract:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 29, 2020[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
BNP Paribas SA (Kraft Heinz Foods Co., 6.375%, due 7/15/28)	$725,000	12/20/24	1.100%	1.000% quarterly	$6,159	$3,259	$2,900

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

1	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

2	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$184,567,316	—		$184,567,316
Senior Loans:
Energy	—	594,208	$190,190		784,398
Financials	—	553,700	565,145		1,118,845
Health Care	—	3,965,766	746,441		4,712,207
Industrials	—	2,074,304	595,496		2,669,800
Other Senior Loans	—	7,787,025	—		7,787,025
Asset-Backed Securities	—	10,530,963	—		10,530,963
Common Stocks:
Communication Services	—	—	0	*	0	*
Consumer Discretionary	—	—	19,049		19,049
Energy	$1,603,862	—	101,848		1,705,710
Convertible Bonds & Notes	—	1,447,706	—		1,447,706
Sovereign Bonds	—	908,070	—		908,070
Preferred Stocks	398,181	—	—		398,181
Purchased Options	—	8,590	—		8,590
Total Long-Term Investments	2,002,043	212,437,648	2,218,169		216,657,860
Short-Term Investments†	7,858,181	—	—		7,858,181
Total Investments	$9,860,224	$212,437,648	$2,218,169		$224,516,041
Other Financial Instruments:
Futures Contracts	$434,669	—	—		$434,669
Forward Foreign Currency Contracts	—	$5,369	—		5,369
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	6,159	—		6,159
Total Other Financial Instruments	$434,669	$11,528	—		$446,197
Total	$10,294,893	$212,449,176	$2,218,169		$224,962,238

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$91,230	—	$91,230
Futures Contracts	$351,461	—	—	351,461
Total	$351,461	$91,230	—	$442,691

† See Schedule of Investments for additional detailed categorizations.

* Amount represents less than $1.

‡ Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund and Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund, both managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio was available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio was not a registered money market fund, it conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended February 29, 2020. The following transactions were effected in shares of such companies for the period ended February 29, 2020.

	AFFILIATE VALUE AT MAY 31,2019	PURCHASED		SOLD
		COST	SHARES	COST	SHARES
Western Asset Government Cash Management Portfolio, LLC	$701,771	$54,453,379	54,453,379	$55,155,150	55,155,150
Western Asset Premier Institutional Government Reserves, Premium Shares	—	33,580,243	33,580,243	25,722,062	25,722,062
	$701,771	$88,033,622	$80,877,212

Notes to Schedule of Investments (unaudited) (continued)

(CONT’D)	REALIZED GAIN (LOSS)	INTEREST INCOME	NET INCREASE (DECREASE) IN UNREALIZED APPRECIATION (DEPRECIATION)	AFFILIATE VALUE AT FEBRUARY 29, 2020
Western Asset Government Cash Management Portfolio, LLC	—	$63,298	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	24,018	—	$7,858,181
	—	$87,316	—	$7,858,181